Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative	$ 9,088,841	$ 3,921,536
Total operating expenses	9,088,841	3,921,536
OPERATING LOSS	(9,088,841)	(3,921,536)
Other income (expenses)
Interest expense	(75,173)	(141,361)
Amortization expense	(2,364,334)	(804,356)
(Loss) gain on settlement of debt	46,442	4,179,971
Change in fair value of derivative liability		(3,004,387)
Other income		176,933
Total other income (expense)	(2,393,065)	406,800
Net loss from operations	(11,481,906)	(3,514,736)
Net loss	(11,481,906)	(3,514,736)
Less: loss attributable to the noncontrolling interest	1,245,081
Net loss attributable to Ehave, Inc. stockholders	(10,236,825)	(3,514,736)
Other comprehensive loss
Foreign exchange translation adjustment	(13,187)	(13,853)
Total other comprehensive loss	(13,187)	(13,853)
Comprehensive loss	$ (11,495,093)	$ (3,528,589)
NET LOSS PER SHARE ATTRIBUTABLE TO EHAVE, INC. STOCKHOLDERS
Basic	$ (0.07)	$ (0.11)
Diluted	$ (0.07)	$ (0.11)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	140,342,653	32,622,248
Diluted	140,342,653	32,622,248